Share capital, reserves and retained earnings	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital Reserves And Retained Earnings [Abstract]
Share capital, reserves and retained earnings

18 Share capital, reserves and retained earnings

As at December 31, 2021, 2020 and 2019 the equity attributable to owners of the Company is analysed as follows:

	31/12/21	31/12/20	31/12/19
Share capital	54,853	54,853	54,853
Reserves	17,449	13,043	17,147
Retained earnings	10,033	6,448	31,126
Total	82,335	74,344	103,126

As at December 31, 2021 and 2020, the Company’s share capital, which is totally authorized and issued, is composed of 54,853,045 ordinary shares with par value of Euro 1 each, for a total of 54,853.

Ordinary shareholders have the right to receive dividends, as approved by shareholders’ meetings, and to express one vote per each share owned.

Share capital is owned, as at December 31, 2021, 2020 and 2019, as follows:

	31/12/21	31/12/20	31/12/19
Mr. Pasquale Natuzzi	56.5%	56.5%	56.5%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.4%	38.4%	38.4%
Total	100.0%	100.0%	100.0%

An analysis of “Reserves” is as follows:

	31/12/21	31/12/20	31/12/19
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Reserve for gain on disposal of Non-controlling interests	1,088	—	—
Foreign operations translation reserve	5,899	1,954	5,846
Remeasurement of defined benefit plan	(997)	(370)	(158)
Total	17,449	13,043	17,147

The “Legal reserve” is connected to the requirements of the Italian law, which provide that 5% of net income of the Parent Company is retained as a legal reserve, until such reserve is 20% of the issued share capital. The legal reserve may be utilized to offset losses; any portion which exceeds 20% of the issued share capital is distributable as dividends. The legal reserve totaled 10,971 as at December 31, 2021, 2020 and 2019.

The “Majority shareholder capital contribution” is one of the Parent Company’s reserves, which is restricted for capital grants received.

The “Reserve for gain on disposal of Non-controlling interests” is related to the 7% stake of Natuzzi Singapore PTE LTD to a related party, occurred in 2021. For further details on this transaction, reference should be made to note 2.

The “Foreign operations translation reserve” relates to the translation of foreign subsidiaries’ financial statements for those subsidiaries which have assessed their functional currency being different from Euro.

The “remeasurement of defined benefit plan” refers to the calculation of the present value of the employees’ leaving entitlement at each reporting date, in compliance with applicable regulations and adjusted to take into account actuarial gains or losses. In particular, such actuarial gains or losses are reported in OCI (see note 4 (q)).

OCI accumulated in reserves, net of tax, is reported in the following tables.

	31/12/21	31/12/20	31/12/19
Foreign operation translation	5,899	1,954	5,846
Remeasurement of defined benefit plan	(997)	(370)	(158)
Owners of the Company	4,902	1,584	5,688
Non-controlling interests	(27)	(119)	(63)
Total OCI	4,875	1,465	5,625

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2021

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	1,709	—	1,709
Share of OCI of equity-method investees	2,328	—	2,328
Actuarial losses on employees’ leaving entitlement	—	(627)	(627)
Total	4,037	(627)	3,410

Year ended December 31, 2020

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(3,575)	—	(3,575)
Share of OCI of equity-method investees	(373)	—	(373)
Actuarial losses on employees’ leaving entitlement	—	(212)	(212)
Total	(3,948)	(212)	(4,160)

Year ended December 31, 2019

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	475	—	475
Share of OCI of equity-method investees	111	—	111
Actuarial losses on employees’ leaving entitlement	—	(615)	(615)
Total	586	(615)	(29)

The Group’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Management monitors the return on capital, as well as the level of dividends to ordinary shareholders.

The Group monitors capital using a ratio of “net debt” to “equity”. Net debt is calculated as total liabilities (as shown in the consolidated statement of financial position) less cash and cash equivalents. Equity comprises all components of equity. As at December 31, 2021, the Group’s policy is to keep the ratio below 3.20.

The Group’s net debt to equity ratio as at December 31, 2021 and 2020 is as follows:

	31/12/21	31/12/20
Total liabilities	306,186	280,636
Less cash and cash equivalents	(53,472)	(48,187)
Net debt (a)	252,714	232,449
Total equity (b)	83,846	75,364
Net debt to equity ratio (a/b)	3.01	3.08